FAIR VALUE OF FINANCIAL INSTRUMENTS - SCHEDULE OF SIGNIFICANT UNOBSERVABLE INPUTS (Details)	Jun. 30, 2021
Convertible notes | Fair value of common stock
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible notes, measurement input	38.00
Warrant liability | Fair value of common stock
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, measurement input	38.00
Warrant liability | Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, measurement input	0.56
Warrant liability | Risk free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, measurement input	0.0142